DERIVATIVE INSTRUMENTS - Schedule of Notional Amounts (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Assets	$ 1,244	$ 1,391
Liabilities	(253)	(57)
Foreign exchange forwards
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Assets	12	55
Liabilities	(222)	(27)
Cross currency swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Assets	56	9
Liabilities	(19)	(16)
Equity-indexed options
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Assets	1,118	1,311
Liabilities	(3)	(5)
Equity total return swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Assets	19	1
Liabilities	(4)	0
Interest rate swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Assets	39	15
Liabilities	(5)	(9)
Derivatives designated as hedging instruments: | Foreign exchange forwards
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	1,188	1,625
Assets	0	21
Liabilities	(57)	(18)
Derivatives designated as hedging instruments: | Cross currency swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	1,891	1,330
Assets	56	9
Liabilities	0	(16)
Derivatives designated as hedging instruments: | Interest rate swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	900	0
Assets	18	0
Liabilities	0	0
Derivatives not designated as hedging instruments:
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	55,349	54,054
Assets	1,244	1,391
Liabilities	(253)	(57)
Derivatives not designated as hedging instruments: | Foreign exchange forwards
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	3,060	3,684
Assets	12	34
Liabilities	(165)	(9)
Derivatives not designated as hedging instruments: | Cross currency swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	416	38
Assets	0	0
Liabilities	(19)	0
Derivatives not designated as hedging instruments: | Equity-indexed options
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	46,394	46,374
Assets	1,118	1,311
Liabilities	(3)	(5)
Derivatives not designated as hedging instruments: | Equity total return swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	470	18
Assets	19	1
Liabilities	(4)	0
Derivatives not designated as hedging instruments: | Interest rate swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	1,030	985
Assets	21	15
Liabilities	$ (5)	$ (9)